UNITED STATES



SECURITIES AND EXCHANGE COMMISSION


Washington, D.C.  20549













Form 13F













FORM 13F COVER PAGE













Report for the Calendar Year or Quarter Ended:  December 31, 2012

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Check here if Amendment [   ]


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  This Amendment (check only one.):          [   ] is a restatement








                      [    ] adds new holdings entries


















Institutional Investment Manager Filing this Report:


















Name:
Del Mar Asset Management, LP







Address:
711 Fifth Avenue, 5th Floor
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New York, NY 10022
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Form 13F File Number:  028-11567




















The institutional investment manager filing this report and the person by whom it is signed hereby request that the person  signing the report is authorized to submit it, that all information contained herein is true, correct and complete,

and that  it is understood that all required items, statements, schedules,

lists,  and tables, are  considered integral parts of this form.







Person signing this report on behalf of Reporting Manager:

















Name:
Jeffrey Hwang
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Title:
Chief Operating Officer
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Phone:
212-328-7140
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Signature, Place and Date of Signing:



















?Jeffrey Hwang
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?New York, NY
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02/11/2013


[Signature]

[City, State]

[Date]













Report Type (Check only one.):











[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)





FORM 13F SUMMARY PAGE

















Number of Other Included Managers:
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0








Form 13F Information Table Entry Total:
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61








Form 13F Information Table Value Total:
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       $241,814





(thousands)
List of Other Included Managers:










NONE








































FORM 13F INFORMATION TABLE












COLUMN 1
COLUMN 2
COLUMN 3
COLUMN 4
COLUMN 5
COLUMN 6
COLUMN 7
COLUMN 8















VALUE
SHRS OR
SH/
PUT/
INVESTMENT
OTHER
VOTING AUTHORITY
NAME OF ISSUER
TITLE OF CLASS
CUSIP
(X$1000)
PRN AMT
PRN
CALL
DISCRETION
MANAGERS
SOLE
SHARED
NONE
ABERCROMBIE & FITCH CO
PUT
002896207
4797
1000
SH
PUT


X


ARMOUR RESIDENTIAL REIT INC
*W EXP 11/07/201
042315119
23
681975
SH



X


AURICO GOLD INC
COM
05155C105
122
14855
SH



X


AURIZON MINES LTD
COM
05155P106
184
52945
SH



X


BP PLC
SPONSORED ADR
055622104
775
18619
SH



X


BRITISH AMERN TOB PLC
SPONSORED ADR
110448107
307
3031
SH



X


CORNERSTONE STRATEGIC VALUE
COM NEW
21924B203
873
145566
SH



X


CORNERSTONE TOTAL RTRN FD IN
COM NEW
21924U201
435
81233
SH



X


COSI INC
COM
22122P101
76
97532
SH



X


DHT HOLDINGS INC
SHS NEW
Y2065G121
55
13360
SH



X


DIRECTV
COM
25490A309
251
5000
SH



X


FRIENDFINDER NETWORKS INC
COM IPO
358453306
650
1048180
SH



X


GAMESTOP CORP NEW
PUT
36467W109
2509
1000
SH
PUT


X


GENERAL MTRS CO
*W EXP 07/10/201
37045V118
87543
4489367
SH



X


GENERAL MTRS CO
*W EXP 07/10/201
37045V126
5933
475000
SH



X


GEORGIA GULF CORP
COM PAR$0.01 NEW
373200302
53664
1300000
SH



X


GLOBAL EAGLE ACQUISITION COR
*W EXP 05/13/201
37951D110
185
250000
SH



X


HOME DEPOT INC
COM
437076102
786
12716
SH



X


ISHARES TR
BARCLYS 20+ YR
464287432
5211
43000
SH



X


ISHARES TR
PUT
464287432
12118
1000
SH
PUT


X


MEAD JOHNSON NUTRITION CO
COM
582839106
329
5000
SH



X


MONSANTO CO NEW
CALL
61166W101
9465
1000
SH
CALL


X


MONSANTO CO NEW
PUT
61166W101
9465
1000
SH
PUT


X


NAVIOS MARITIME ACQUIS CORP
SHS
Y62159101
2
25720
SH



X


OLIN CORP
COM PAR $1
680665205
7254
336000
SH



X


PARKERVISION INC
COM
701354102
10202
5025823
SH



X


PRUDENTIAL PLC
ADR
74435K204
1188
41609
SH



X


ROPER INDS INC NEW
FRNT 1/1
776696AA4
4973
3595000
PRN



X


SANOFI
RIGHT 12/31/2020
80105N113
85
50000
SH



X


SCG FINL ACQUISITION CORP
COM
78404K103
1428
144000
SH



X


SEABRIDGE GOLD INC
COM
811916105
233
12948
SH



X


SELECT SECTOR SPDR TR
SBI MATERIALS
81369Y100
16893
450000
SH



X


SIX FLAGS ENTMT CORP NEW
COM
83001A102
505
8255
SH



X


SPDR S&P 500 ETF TR
TR UNIT
78462F103
6522
46729
SH



X


VIACOM INC NEW
CL A
92553P102
293
5400
SH



X


ZIONS BANCORPORATION
*W EXP 05/22/202
989701115
1607
563766
SH



X